Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Total Payments
Total		$ 75,526	$ 268,375	$ 1,088	$ 344,989
UNITED STATES | U.S. Federal Government [Member]
Total		73,000	$ 268,375	941
CANADA | Federal Government of Canada [Member]
Total	[1]	$ 2,526
CANADA | Government of Alberta, Canada [Member]
Total	[1]			$ 147

[1]	Payments made in Canadian dollars were translated into U.S. dollars based on the exchange rate as of December 31, 2025.